Fair Value Measurement - Schedule of fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 460,184,400	$ 460,098,212
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	31,893,332	40,633,332
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 19,599,999	$ 25,013,332